SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Loss on investment	$ 450
Loss from changes in fair value	$ 1,032
Minimum
Maturity period of investments	3 months	3 months
Maximum
Maturity period of investments	12 months	12 months